Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	For the Years Ended December 31,
	2021	2022	2023
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(16.0)	(20.3)	24.1
R&D expenses super-deduction	(4.3)	(2.9)	3.6
Non-deductible expenses and non-taxable income incurred	(1.1)	0.4	(48.5)
Difference in EIT rates of certain subsidiaries	(0.3)	0.1	0.7
Effect of preferential income tax rates	(3.4)	(1.9)	(6.3)
Total	(0.1)	0.4	(1.4)

Schedule of aggregate amount and per share effect of the preferential income tax rates

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	4,411	3,929	6,245	880
Basic and diluted net loss per share effect	—	—	—	—

Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	15,393	7,246	1,021
Net operating loss carry forwards	483,092	403,448	56,825
Carryforwards of deductible advertising expenses	11,349	10,617	1,495
Impairment of non-financial assets	—	4,496	633
Remeasurement and impairment of long-term investments	362	3,699	521
Allowance for credit losses	246,930	242,704	34,184
Subtotal	757,126	672,210	94,679
Less: valuation allowance	(757,126)	(672,210)	(94,679)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(6,839)	(6,027)	(849)
Total non-current deferred tax liabilities, net	(6,839)	(6,027)	(849)

Schedule of movement of valuation allowance

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	1,332,721	939,621	757,126	106,639
Additions	29,089	31,686	18,027	2,539
Written-off for expiration of net operating losses	(414,409)	(212,636)	(60,924)	(8,581)
Utilization of previously unrecognized tax losses and timing difference	(7,780)	(1,545)	(42,019)	(5,918)
Balance at the end of the year	939,621	757,126	672,210	94,679